Derivative Financial Instruments - Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (896,864)	$ (17,745,979)	$ (30,867,956)
Derivatives liabilities		12,367,475	(26,010,486)
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		30,113,454	4,857,470
Derivatives liabilities		(17,745,979)	(30,867,956)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		397,630
Derivatives liabilities		(5,407,817)
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		4,968,159
Derivatives liabilities			(301,131)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		398	11,548
Derivatives liabilities		(397)	(11,488)
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		24,126,452	4,503,550
Derivatives liabilities		(10,301,983)	(30,380,405)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		7,003	30,162
Derivatives liabilities		(6,182)	(27,438)
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		411,721	312,210
Derivatives liabilities		(22,870)	$ (147,494)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		202,091
Derivatives liabilities		(269)
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		$ (2,006,461)